Stock Based Compensation	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Stock Based Compensation

Note 13. Stock Based Compensation

During the six months ended June 30, 2021, the Company issued stock-based compensation for employees and service providers pursuant to its 2015 Equity Incentive Plan.

Restricted Shares

From time to time, the Company grants certain employees restricted shares of its common stock to provide further compensation in-lieu of wages and to align the employee’s interests with the interests of its stockholders. Because vesting is based on continued employment, these equity-based incentives are also intended to attract, retain and motivate personnel upon whose judgment, initiative and effort the Company’s success is largely dependent.

During the six months ended June 30, 2021, the Company granted 135,616 restricted shares and recognized $28,690 in associated employee stock-based compensation expense , which is included as part of the outstanding stock payable June 30, 2021. The fair value of restricted stock unit is determined based on the quoted closing price of the Company’s common stock on the date grant.

During the six months ended June 30, 2020, the Company granted 225,000 restricted shares and recognized $19,347 in associated employee stock-based compensation expense, which is included as part of the outstanding stock payable June 30, 2020, that was issued in December 2020. The fair value of the restricted stock is determined based on the quoted closing price of the Company’s common stock on the date of grant.

During the six months ended June 30, 2020, the Company issued 478,261 shares of restricted shares granted during the fiscal year ended December 31, 2019.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period. Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position.  Accordingly, the number of weighted average shares outstanding for basic and fully diluted net loss per share are the same.

The following summarizes equity instruments that may, in the future, have a dilutive effect on earnings per share:

	June 30, 2021	December 31, 2020
Warrants	10,000	397,500
Stock Payable	135,616	-
Total	145,616	397,500

Warrants

During the six months ended June 30, 2021, warrants with a cashless exercise provision were exercised for 125,000 restricted shares . Of which, a warrant for 100,000 shares was exercised by an officer/director of the Company.

During the six months ended June 30, 2021, the Company did not issue or approve any warrants. Warrants exercisable for 287,500 shares expired.